CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) shares in Thousands, $ in Thousands	Share Capital	Reserves	Share Premium	Translation Difference	Valuation Adjustments	Result for the Year	Noncontrolling interests	Total
Shares outstanding at beginning of period at Dec. 31, 2020	170,864
Equity at beginning of period at Dec. 31, 2020	$ 1,784	$ 696,774		$ (206,759)	$ 5,755	$ (246,339)	$ 114,504	$ 365,719
Comprehensive (loss) income				(20,559)	(230)	(110,624)	(2,571)	(133,984)
Issue of share capital	178		$ 86,220					86,398
Share-based compensation		3,627						3,627
Distribution of profit (loss)		(246,339)				246,339
Other changes		4,151						4,151
Equity at end of period at Dec. 31, 2021	$ 1,962	458,213	86,220	(227,318)	5,525	(110,624)	106,053	320,031
Shares outstanding at end of period at Dec. 31, 2021	188,883
Shares issued (in shares)	18,019
Comprehensive (loss) income				(15,305)	5,210	440,314	4,128	434,347
Share-based compensation		5,825						5,825
Distribution of profit (loss)		(110,624)				110,624
Other changes		40						40
Dividends recognised as distributions to non-controlling interests							3,430	3,430
Equity at end of period at Dec. 31, 2022	$ 1,962	353,454	86,220	(242,623)	10,735	440,314	106,751	756,813
Shares outstanding at end of period at Dec. 31, 2022	188,883
Comprehensive (loss) income				10,824	(2,381)	82,662	16,544	107,649
Share-based compensation		7,244						7,244
Distribution of profit (loss)		440,314				(440,314)
Other changes		(350)						(350)
Dividends recognised as distributions to non-controlling interests							1,470	1,470
Equity at end of period at Dec. 31, 2023	$ 1,962	$ 800,662	$ 86,220	$ (231,799)	$ 8,354	$ 82,662	$ 121,825	$ 869,886
Shares outstanding at end of period at Dec. 31, 2023	188,883